Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 15,038	$ 23,352
Prepaid expenses and other receivables	1,542	1,480
Convertible note receivable, including accrued interest	590
Total current assets	17,170	24,832
Long-term assets
Investments in associates	1,557	1,673
Investments in private companies	7,409	7,409
Goodwill	43,464	43,324
In-process research and development	145,986	117,388
Deferred commitment fee	900
Other assets, including equipment, net	39	36
Total assets	216,525	194,662
Current liabilities
Accounts payable and accrued liabilities	1,425	750
Warrant liability	8	33
Total current liabilities	1,433	783
Non-current liabilities
Deferred tax liability	23,339	28,445
Deferred purchase price payable - Tarus	8,522
Deferred obligation - iOx milestone	5,424
Total non current liabilities	37,285	28,445
Total liabilities	38,718	29,228
Shareholders’ Equity
Capital stock	215,830	158,324
Stock option reserve	19,329	16,928
Accumulated other comprehensive income	958	958
Accumulated deficit	(57,683)	(55,005)
Total equity attributable to owners of the Company	178,434	121,205
Non-controlling interest	(627)	44,229
Total equity	177,807	165,434
Total liabilities and equity	$ 216,525	$ 194,662